Document and Entity Information	3 Months Ended
	Mar. 31, 2012	May 21, 2012
Document And Entity Information
Entity Registrant Name	Arrayit Corp.
Entity Central Index Key	0001084507
Document Type	10-Q
Document Period End Date	Mar. 31, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		27,303,574
Amendment Description	Arrayit Corporation is filing this amended Form 10-QA to include XBRL tags.
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2012